Income Taxes (Details)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Taxes Details
Computed expected tax benefit	(34.00%)	(34.00%)
Tax effect of Warrant Liabilitiy mark to market	(0.10%)	41.50%
Losses not benefitted	34.00%	(7.50%)
Other	0.10%	0.10%
Income tax expense	0.00%	10.00%